UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/13/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total: $46,316
				       (thousands)

List of Other Included Managers:  	 NONE

                                                           VALUE            SH/   PUT/INVESTMENT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP  ($000's) AMOUNT    PRN  CALL DISCRETION  MANAGER    SOLE   SHARED NONE
-----------------------------  ----------------- --------- ------  -------  ---- ----- ---------- --------- -------  ------ ----
ALPHA NATURAL RESOURCES INC     COM              02076X102  174     20000    SH          SOLE                 20000
AQUA AMERICA INC                COM              03836W103  395     15812    SH          SOLE                 15812
ATMOS ENERGY CORP               COM              049560105  522     14889    SH          SOLE                 14889
AVON PRODS INC                  COM              054303102  1614    99544    SH          SOLE                 99544
BARD C R INC                    COM              067383109  246     2289     SH          SOLE                 2289
BOSTON PRIVATE FINL HLDGS IN    *W EXP 11/21/201 101119113  187     50000    SH          SOLE                 50000
BROWN FORMAN CORP               CL B             115637209  517     5336     SH          SOLE                 5336
CARDINAL HEALTH INC             COM              14149Y108  579     13778    SH          SOLE                 13778
CARLISLE COS INC                COM              142339100  566     10682    SH          SOLE                 10682
CHARMING SHOPPES INC            COM              161133103  211     28461    SH          SOLE                 28461
CHINA MING YANG WIND PWR GRO    SPONSORED ADR    16951C108   38     32620    SH          SOLE                 32620
CINTAS CORP                     COM              172908105  529     13713    SH          SOLE                 13713
CITIGROUP INC                   *W EXP 01/04/201 172967226  311    1000000   SH          SOLE                1000000
CITIGROUP INC                   *W EXP 10/28/201 172967234  101    2000000   SH          SOLE                2000000
CLARCOR INC                     COM              179895107  424     8814     SH          SOLE                 8814
COMERICA INC                    *W EXP 11/14/201 200340115  2452   306100    SH          SOLE                306100
CREDIT SUISSE GROUP             SPONSORED ADR    225401108  733     40000    SH          SOLE                 40000
DEUTSCHE BANK AG                NAMEN AKT        D18190898  570     20000    SH          SOLE                 20000
ECOLAB INC                      COM              278865100  404     5897     SH          SOLE                 5897
ELLIE MAE INC                   COM              28849P100  306     17000    SH          SOLE                 17000
ENERGEN CORP                    COM              29265N108  479     10607    SH          SOLE                 10607
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN   29273R109  1105    25000    SH          SOLE                 25000
FACEBOOK INC                    COM              30303M102  264     8502     SH          SOLE                 8502
FAMILY DLR STORES INC           COM              307000109  407     6118     SH          SOLE                 6118
FORD MTR CO DEL                 COM PAR $0.01    345370860  1918   200000    SH          SOLE                200000
FRANKLIN RES INC                COM              354613101  259     2332     SH          SOLE                 2332
FREEPORT-MCMORAN COPPER & GO    COM              35671D857  1704    50000    SH          SOLE                 50000
FUELCELL ENERGY INC             COM              35952H106   29     28516    SH          SOLE                 28516
GENERAL DYNAMICS CORP           COM              369550108  606     9182     SH          SOLE                 9182
GENERAL MTRS CO                 COM              37045V100  690     35000    SH          SOLE                 35000
GRAINGER W W INC                COM              384802104  554     2897     SH          SOLE                 2897
HALLIBURTON CO                  COM              406216101  1916    67500    SH          SOLE                 67500
HESS CORP                       COM              42809H107  1043    24000    SH          SOLE                 24000
HILLSHIRE BRANDS CO             COM              432589109  7586   261680    SH          SOLE                261680
HORMEL FOODS CORP               COM              440452100  777     25554    SH          SOLE                 25554
ISHARES INC                     MSCI BRAZIL      464286400  1163    22500    SH          SOLE                 22500
ISHARES TR                      DJ US REAL EST   464287739  252     3936     SH          SOLE                 3936
JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107   26     24996    SH          SOLE                 24996
KRAFT FOODS INC                 CL A             50075N104  1043    27000    SH          SOLE                 27000
MARVELL TECHNOLOGY GROUP LTD    ORD              G5876H105  846     75000    SH          SOLE                 75000
MDU RES GROUP INC               COM              552690109  516     23870    SH          SOLE                 23870
MOTRICITY INC                   COM              620107102  125    202413    SH          SOLE                202413
NATIONAL RETAIL PPTYS INC       COM              637417106  514     18152    SH          SOLE                 18152
NORDSON CORP                    COM              655663102  433     8436     SH          SOLE                 8436
PENNEY J C INC                  COM              708160106  583     25000    SH          SOLE                 25000
PROGRESS ENERGY INC             COM              743263105  1504    25000    SH          SOLE                 25000
RENESOLA LTD                    SPONS ADS        75971T103   19     14820    SH          SOLE                 14820
SCORPIO TANKERS INC             SHS              Y7542C106  224     35000    SH          SOLE                 35000
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605  2419   165317    SH          SOLE                165317
SELECT SECTOR SPDR TR           SBI INT-UTILS    81369Y886  1629    44031    SH          SOLE                 44031
SELECT SECTOR SPDR TR           TECHNOLOGY       81369Y803  649     22580    SH          SOLE                 22580
SHERWIN WILLIAMS CO             COM              824348106  292     2210     SH          SOLE                 2210
SIGMA ALDRICH CORP              COM              826552101  391     5287     SH          SOLE                 5287
SUNTRUST BKS INC                *W EXP 11/14/201 867914111  331    114226    SH          SOLE                114226
UGI CORP NEW                    COM              902681105  597     20294    SH          SOLE                 20294
UQM TECHNOLOGIES INC            COM              903213106   11     12557    SH          SOLE                 12557
VALSPAR CORP                    COM              920355104  527     10035    SH          SOLE                 10035
WALTER ENERGY INC               COM              93317Q105  883     20000    SH          SOLE                 20000
WASHINGTON FED INC              *W EXP 11/14/201 938824117  295     82900    SH          SOLE                 82900
WINTRUST FINANCIAL CORP         *W EXP 12/19/201 97650W157  833     50000    SH          SOLE                 50000
